Property and Equipment, Net - 10 Q (Tables)	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	The cost of property and equipment costs are depreciated on the straight-line method over the following estimated useful lives:

Type	Estimated useful life
Lab equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	Lesser of the remaining economic life of the asset or the lease-term
Furniture and fixtures	5 years
Software	3 years
Property and equipment consist of the following (in thousands):

	December 31,
	2023	2022
Lab equipment	$3,144	$3,088
Manufacturing equipment	6,142	5,955
Leasehold improvements	15,376	15,298
Office equipment	19	—
Software	268	289
Construction in progress	234	252
Total property and equipment, cost	25,183	24,882
Less accumulated depreciation and amortization	(8,009)	(4,767)
Property and equipment, net	$17,174	$20,115
Property and equipment, net consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Lab equipment	$3,244	$3,144
Manufacturing equipment	6,326	6,142
Office Equipment	19	19
Leasehold improvements	15,396	15,376
Software	268	268
Construction in progress	1,202	234
Total property and equipment, cost	26,455	25,183
Less accumulated depreciation	(10,387)	(8,009)
Property and equipment, net	$16,068	$17,174